Parametric

Tax-Managed Emerging Markets Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Argentina — 0.7%
Adecoagro SA(1)	46,400	$180,496
Arcos Dorados Holdings, Inc., Class A	50,400	168,336
Banco BBVA Argentina SA ADR(1)(2)	17,300	45,326
Banco Macro SA, Class B	130,676	225,942
BBVA Banco Frances SA(1)	76,594	65,543
Cresud SA ADR(1)(2)	19,918	69,315
Grupo Financiero Galicia SA, Class B ADR	34,600	243,930
IRSA Inversiones y Representaciones SA(1)	119,544	43,110
IRSA Propiedades Comerciales SA	1,808	4,173
Ledesma SAAI(1)	259,501	39,169
MercadoLibre, Inc.(1)	10,600	5,178,948
Molinos Agro SA	18,283	65,867
Molinos Rio de la Plata SA, Class B(1)	75,026	47,044
Pampa Energia SA ADR(1)(2)	71,060	802,978
Telecom Argentina SA ADR(2)	47,300	436,106
Ternium Argentina SA	2,005,200	444,874
Transportadora de Gas del Sur SA	262,657	240,160
YPF SA ADR(2)	101,600	423,672

		$8,724,989

Bahrain — 0.7%
Ahli United Bank BSC	8,334,522	$5,636,826
Al Salam Bank-Bahrain BSC	10,001,555	1,860,091
GFH Financial Group BSC	1,750,172	253,994
Ithmaar Holding BSC(1)	21,954,746	700,891

		$8,451,802

Bangladesh — 0.9%
ACI, Ltd.(3)	148,723	$316,416
Aftab Automobiles, Ltd.(3)	378,354	98,343
Al-Arafah Islami Bank, Ltd.(3)	1,502,654	260,963
Bangladesh Export Import Co., Ltd.(3)	3,361,221	477,120
Bangladesh Submarine Cable Co., Ltd.(3)	178,728	146,895
Beximco Pharmaceuticals, Ltd.(3)	71,885	47,546
BRAC Bank, Ltd.(1)(3)	544,269	184,676
British American Tobacco Bangladesh Co., Ltd.(3)	86,051	883,504
BSRM Steels, Ltd.(3)	1,375,000	547,173
Grameenphone, Ltd.(3)	362,054	1,002,643
Heidelberger Cement Bangladesh, Ltd.(3)	103,700	164,052
Islami Bank Bangladesh, Ltd.(3)	1,059,602	202,288
Jamuna Oil Co., Ltd.(3)	171,088	283,749
Khulna Power Co., Ltd.(3)	1,070,095	539,042
LafargeHolcim Bangladesh, Ltd.(3)	396,773	160,239
LankaBangla Finance, Ltd.(3)	818,838	119,036
Meghna Petroleum, Ltd.(3)	165,562	310,016
National Bank, Ltd.(1)(3)	2,733,457	220,661

Security	Shares	Value
Olympic Industries, Ltd.(3)	311,098	$500,575
Padma Oil Co., Ltd.(3)	175,100	344,380
Pubali Bank, Ltd.(3)	1,761,286	432,394
Renata, Ltd.(3)	27,983	341,255
Singer Bangladesh, Ltd.(3)	181,170	296,441
Social Islami Bank, Ltd.(1)(3)	1,204,589	172,988
Southeast Bank, Ltd.(1)(3)	2,415,517	325,342
Square Pharmaceuticals, Ltd.(3)	412,823	809,974
Summit Power, Ltd.(3)	597,049	243,559
Titas Gas Transmission & Distribution Co., Ltd.(3)	884,903	305,842
Unique Hotel & Resorts, Ltd.(3)	1,004,743	460,085
United Airways Bangladesh, Ltd.(1)(3)	7,278,815	119,874
United Commercial Bank, Ltd.(1)(3)	1,397,798	188,521

		$10,505,592

Botswana — 0.6%
Absa Bank Botswana, Ltd.(3)	1,308,506	$605,969
Botswana Insurance Holdings, Ltd.	630,689	929,320
First National Bank of Botswana, Ltd.	7,511,600	1,735,295
Letshego Holdings, Ltd.	16,310,999	1,131,931
Sechaba Breweries Holdings, Ltd.	1,086,400	2,021,664
Sefalana Holding Co.	866,293	657,984
Standard Chartered Bank Botswana, Ltd.	850,790	119,633

		$7,201,796

Brazil — 4.9%
Aliansce Sonae Shopping Centers SA(1)	76,496	$391,600
AMBEV SA	815,625	1,871,067
Atacadao SA	74,200	294,595
B2W Cia Digital(1)	70,915	655,091
B3 SA - Brasil Bolsa Balcao	181,285	1,252,503
Banco Bradesco SA, PFC Shares	402,985	1,610,823
Banco do Brasil SA	56,600	303,800
BR Malls Participacoes SA	922,500	1,771,819
Braskem SA, PFC Shares	39,300	130,241
BRF SA(1)	48,966	142,202
CCR SA	160,000	361,194
Centrais Eletricas Brasileiras SA, PFC Shares	183,166	917,575
Cia Brasileira de Distribuicao	52,556	670,997
Cia de Saneamento Basico do Estado de Sao Paulo ADR	124,598	919,533
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	158,652	579,209
Cia Hering	88,700	254,009
Cia Siderurgica Nacional SA	84,900	114,047
Cia Siderurgica Nacional SA ADR(2)	62,200	81,482
Cielo SA	545,438	466,070
Cosan SA	47,400	490,411
CVC Brasil Operadora e Agencia de Viagens SA	34,821	74,385
Cyrela Brazil Realty SA Empreendimentos e Participacoes	107,524	292,395
Duratex SA	67,683	121,791
EDP-Energias do Brasil SA	183,700	575,554
Embraer SA(1)	268,332	492,656
Embraer SA ADR(1)(2)	3,652	27,025

Security	Shares	Value
Engie Brasil Energia SA	120,125	$899,764
Equatorial Energia SA	334,700	1,133,681
Ez Tec Empreendimentos e Participacoes SA	64,357	367,853
Fleury SA	191,500	745,936
Gerdau SA, PFC Shares	227,900	440,791
Gol Linhas Aereas Inteligentes SA, PFC Shares	103,400	226,258
Hypera SA	503,900	2,772,560
Iguatemi Empresa de Shopping Centers SA	88,100	529,845
Instituto Hermes Pardini SA	81,900	302,942
Itau Unibanco Holding SA, PFC Shares	372,793	1,656,587
Itausa-Investimentos Itau SA, PFC Shares	422,154	712,513
JBS SA	225,002	880,765
Klabin SA, PFC Shares	776,300	481,070
Linx SA	60,800	194,823
Localiza Rent a Car SA	189,624	959,780
Lojas Americanas SA, PFC Shares	201,732	698,827
Lojas Renner SA	145,450	939,416
M Dias Branco SA	32,600	182,572
Magazine Luiza SA	157,268	1,180,093
Marcopolo SA, PFC Shares	696,300	330,991
MRV Engenharia e Participacoes SA	140,300	330,492
Multiplan Empreendimentos Imobiliarios SA	294,700	1,082,134
Natura & Co. Holding SA	126,300	625,654
Odontoprev SA	779,700	2,172,794
Pagseguro Digital, Ltd., Class A(1)(2)	205,400	3,970,382
Petroleo Brasileiro SA, PFC Shares	1,259,744	3,391,740
Raia Drogasil SA	63,500	1,244,679
Rumo SA(1)	387,599	1,465,776
Sao Martinho SA	85,010	241,806
Suzano SA	80,641	555,444
Telefonica Brasil SA, PFC Shares	74,605	709,997
TIM Participacoes SA	1,575,044	3,770,818
Totvs SA	91,400	821,107
Transmissora Alianca de Energia Electrica SA	179,693	893,260
Ultrapar Participacoes SA	207,296	499,879
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, PFC Shares	149,600	141,651
Vale SA	554,018	4,608,198
Weg SA	204,014	1,318,056
YDUQS Part	72,329	308,603

		$58,651,611

Bulgaria — 0.1%
Albena AD	3,379	$56,928
Bulgartabak Holding(1)	3,450	7,748
CB First Investment Bank AD(1)	54,000	54,175
Chimimport AD	825,588	451,316
Industrial Holding Bulgaria PLC(1)	576,865	244,153
Petrol AD(1)	19,052	3,222
Sopharma AD	303,500	483,620

		$1,301,162

Security	Shares	Value
Chile — 2.7%
AES Gener SA	1,713,702	$207,793
Aguas Andinas SA, Series A	2,298,691	676,145
Almendral SA(1)	5,119,951	183,112
AntarChile SA	17,009	117,174
Banco de Chile	30,328,153	2,446,402
Banco de Chile ADR(2)	12,399	199,748
Banco de Credito e Inversiones SA	32,457	1,101,186
Banco Santander Chile ADR	100,849	1,525,845
Besalco SA	596,000	199,975
Cap SA	86,946	372,004
Cencosud SA	1,747,858	1,818,217
Cia Cervecerias Unidas SA ADR	100,500	1,344,690
Cia Sud Americana de Vapores SA(1)	7,802,824	154,455
Colbun SA	5,553,984	602,674
Embotelladora Andina SA, Series A ADR(2)	6,700	68,139
Embotelladora Andina SA, Series A, PFC Shares	149,933	262,924
Embotelladora Andina SA, Series B ADR	49,672	612,456
Empresa Nacional de Telecomunicaciones SA(1)	281,023	1,187,650
Empresas CMPC SA	1,151,549	2,452,991
Empresas COPEC SA	673,467	3,857,572
Enel Americas SA	7,896,770	962,265
Enel Americas SA ADR	140,171	849,436
Enel Chile SA	4,683,503	316,065
Enel Chile SA ADR	257,006	853,260
Engie Energia Chile SA	253,400	278,584
Inversiones Aguas Metropolitanas SA	613,640	466,577
Itau CorpBanca	145,664,426	378,498
Latam Airlines Group SA	130,469	332,867
Latam Airlines Group SA ADR(2)	191,307	506,964
Parque Arauco SA	818,312	1,146,473
Ripley Corp. SA	1,334,100	308,946
S.A.C.I. Falabella	1,032,879	2,270,133
Salfacorp SA	1,001,683	327,292
Sigdo Koppers SA	578,762	498,740
Sociedad Matriz SAAM SA	6,677,681	381,437
Sociedad Quimica y Minera de Chile SA ADR	90,000	2,029,500
Sonda SA	1,330,624	699,892
Vina Concha y Toro SA	680,393	856,467

		$32,854,548

China — 15.1%
3SBio, Inc.(1)(5)	527,000	$542,149
AECC Aviation Power Co., Ltd.	66,500	197,073
Agile Group Holdings, Ltd.	340,000	364,080
Agricultural Bank of China, Ltd., Class H	1,705,000	680,746
Air China, Ltd., Class H(2)	982,000	626,864
Aisino Corp.	73,800	196,621
Alibaba Group Holding, Ltd. ADR(1)	19,000	3,695,120
Aluminum Corp. of China, Ltd., Class H(1)	4,580,000	899,555
Angang Steel Co., Ltd., Class H(2)	1,492,400	389,139

Security	Shares	Value
Anhui Conch Cement Co., Ltd., Class H	353,000	$2,424,974
ANTA Sports Products, Ltd.	183,093	1,328,651
AVIC Aircraft Co., Ltd., Class A	162,200	358,702
Baidu, Inc. ADR(1)	11,200	1,128,848
Bank of Beijing Co., Ltd.	395,520	268,265
Bank of China, Ltd., Class H	3,518,000	1,339,175
Bank of Communications, Ltd., Class H	1,454,300	885,758
Bank of Nanjing Co., Ltd.	294,427	299,024
Bank of Ningbo Co., Ltd., Class A	87,300	281,991
BBMG Corp., Class H	3,378,000	837,109
BeiGene, Ltd. ADR(1)	11,325	1,394,221
Beijing Capital International Airport Co., Ltd., Class H	596,000	378,256
Beijing Enterprises Holdings, Ltd.	223,500	815,658
Beijing Enterprises Water Group, Ltd.	3,052,000	1,183,224
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	82,619	390,944
Beijing Originwater Technology Co., Ltd., Class A	171,376	220,731
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	60,580	38,376
Beijing Tongrentang Co., Ltd.	47,000	166,657
BOE Technology Group Co., Ltd., Class A	911,100	469,278
BYD Co., Ltd., Class H(2)	193,000	1,029,686
CGN Power Co., Ltd., Class H(5)	4,236,000	965,036
Changchun High & New Technology Industry Group, Inc., Class A	5,800	443,683
Changjiang Securities Co., Ltd., Class A	141,300	126,990
Chengdu Xingrong Environment Co., Ltd., Class A	238,200	152,967
China Bluechemical, Ltd., Class H	1,348,000	206,981
China Cinda Asset Management Co., Ltd., Class H	949,000	178,489
China CITIC Bank Corp., Ltd., Class H	997,000	490,288
China Coal Energy Co., Ltd., Class H	1,005,000	276,429
China Communications Construction Co., Ltd., Class H	1,076,000	741,641
China Communications Services Corp., Ltd., Class H	274,000	197,020
China Construction Bank Corp., Class H	3,572,580	2,903,959
China Dongxiang Group Co., Ltd.	3,981,000	342,440
China Eastern Airlines Corp., Ltd., Class H(1)(2)	1,436,000	491,706
China Everbright Bank Co., Ltd.	341,400	173,002
China Everbright International, Ltd.	875,148	497,620
China Everbright, Ltd.	192,000	281,438
China Evergrande Group(2)	483,000	791,697
China Fortune Land Development Co., Ltd.	52,400	152,536
China Gas Holdings, Ltd.	790,800	2,734,531
China International Marine Containers Co., Ltd.	496,574	462,036
China International Travel Service Corp., Ltd.	47,276	442,789
China Life Insurance Co., Ltd., Class H	178,000	343,727
China Longyuan Power Group Corp., Ltd., Class H	2,055,000	1,121,631
China Medical System Holdings, Ltd.	702,000	750,972
China Mengniu Dairy Co., Ltd.(1)	818,000	2,821,051
China Merchants Bank Co., Ltd., Class H	304,500	1,362,263
China Merchants Port Holdings Co., Ltd.	424,000	481,666
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(3)	935,251	0
China Minsheng Banking Corp., Ltd., Class H	359,420	265,843
China Mobile, Ltd.	229,120	1,717,090
China Modern Dairy Holdings, Ltd.(1)	2,514,000	232,074
China Molybdenum Co., Ltd., Class H	2,334,000	641,611
China National Building Material Co., Ltd., Class H	1,270,000	1,364,372

Security	Shares	Value
China National Nuclear Power Co., Ltd.	227,000	$140,070
China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	232,683
China Oilfield Services, Ltd., Class H	930,000	709,976
China Overseas Land & Investment, Ltd.	524,360	1,607,651
China Pacific Insurance (Group) Co., Ltd., Class H	198,600	594,654
China Petroleum & Chemical Corp., Class H	9,169,800	4,480,425
China Power International Development, Ltd.	2,268,000	419,681
China Railway Construction Corp., Ltd., Class H	947,500	1,047,545
China Railway Group, Ltd., Class H	1,826,000	965,887
China Resources Beer Holdings Co., Ltd.	268,000	1,214,855
China Resources Cement Holdings, Ltd.	870,000	1,022,098
China Resources Gas Group, Ltd.	362,000	1,816,608
China Resources Land, Ltd.	385,111	1,571,827
China Resources Medical Holdings Co., Ltd.	803,000	426,672
China Resources Pharmaceutical Group, Ltd.(5)	278,000	165,988
China Resources Power Holdings Co., Ltd.	751,000	823,650
China Shenhua Energy Co., Ltd., Class H	1,488,500	2,812,471
China Shipbuilding Industry Co., Ltd.	375,300	220,660
China Southern Airlines Co., Ltd., Class H(2)	846,500	358,734
China State Construction Engineering Corp., Ltd.	331,520	243,789
China Taiping Insurance Holdings Co., Ltd.	169,800	274,827
China Telecom Corp., Ltd., Class H	483,392	146,460
China Unicom (Hong Kong), Ltd.	406,290	236,969
China Union Holdings, Ltd., Class A	211,510	99,516
China United Network Communications, Ltd., Class A	421,766	307,193
China Vanke Co., Ltd., Class H	368,117	1,198,905
China Yangtze Power Co., Ltd.	236,900	576,111
CIFI Holdings Group Co., Ltd.	514,000	364,395
CITIC Guoan Information Industry Co., Ltd., Class A(1)	585,250	254,642
CITIC, Ltd.	901,000	933,788
CNOOC, Ltd.	4,024,500	4,182,156
COSCO SHIPPING Development Co., Ltd., Class H	3,803,000	393,300
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,016,000	537,980
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	1,905,650	520,085
COSCO SHIPPING Ports, Ltd.	528,000	252,840
Country Garden Holdings Co., Ltd.(2)	1,126,000	1,346,151
Country Garden Services Holdings Co., Ltd.	279,425	1,124,347
CSPC Pharmaceutical Group, Ltd.	1,258,000	2,474,596
Daqin Railway Co., Ltd.	164,362	156,855
Datang International Power Generation Co., Ltd., Class H	3,276,000	436,854
Dong-E-E-Jiao Co., Ltd., Class A	25,300	90,819
Dongfeng Motor Group Co., Ltd., Class H	1,218,000	793,052
East Money Information Co., Ltd., Class A	136,512	306,279
Financial Street Holdings Co., Ltd., Class A	173,966	159,325
Ganfeng Lithium Co., Ltd., Class A	103,400	579,660
GD Power Development Co., Ltd.	566,200	161,250
GEM Co., Ltd., Class A	217,400	140,471
Gemdale Corp.	128,201	252,683
GoerTek, Inc., Class A	307,800	700,292
Golden Eagle Retail Group, Ltd.	366,000	359,481
Great Wall Motor Co., Ltd., Class H	1,056,750	670,123
Gree Electric Appliances, Inc. of Zhuhai, Class A	94,600	688,970
Greentown China Holdings, Ltd.	235,500	211,601

Security	Shares	Value
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	$187,536
Guangdong Investment, Ltd.	1,069,177	2,051,803
Guanghui Energy Co., Ltd.	682,345	246,761
Guangzhou Automobile Group Co., Ltd., Class H	709,199	705,445
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	559,070
Guangzhou R&F Properties Co., Ltd., Class H	178,400	229,462
Guosen Securities Co., Ltd., Class A	61,800	95,872
Guoxuan High-Tech Co., Ltd., Class A	63,830	155,617
Haier Smart Home Co., Ltd.	135,829	273,197
Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	183,841
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	51,300	199,180
Hengan International Group Co., Ltd.	240,000	1,792,602
Hengtong Optic-electric Co., Ltd.	98,560	220,874
Hesteel Co., Ltd., Class A	284,800	84,845
Huadian Power International Corp., Ltd., Class H	2,642,000	782,649
Huadong Medicine Co., Ltd., Class A	53,160	129,412
Hualan Biological Engineering, Inc., Class A	45,900	307,520
Huaneng Power International, Inc., Class H	2,928,000	1,091,874
Huayu Automotive Systems Co., Ltd.	82,100	246,761
Hubei Energy Group Co., Ltd., Class A	272,100	135,408
Huishan Dairy(2)(3)	1,750,000	0
Hundsun Technologies, Inc.	28,795	352,935
Iflytek Co., Ltd., Class A	37,950	181,408
Industrial & Commercial Bank of China, Ltd., Class H	3,273,000	2,232,770
Industrial Bank Co., Ltd.	179,000	398,743
Inner Mongolia BaoTou Steel Union Co., Ltd.	737,800	118,825
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	143,328
JD.com, Inc. ADR(1)	39,400	1,595,700
Jiangsu Expressway Co., Ltd., Class H	480,000	533,503
Jiangsu Hengrui Medicine Co., Ltd.	60,259	773,505
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	180,692
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	416,245
Jiangxi Copper Co., Ltd., Class H	982,000	901,102
Jinke Properties Group Co., Ltd., Class A	244,151	272,176
Jinyu Bio-Technology Co., Ltd.	73,710	219,656
Jizhong Energy Resources Co., Ltd., Class A	283,400	119,515
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	276,673
Kangde Xin Composite Material Group Co., Ltd., Class A(1)(3)	56,492	0
Kingboard Holdings., Ltd.	169,200	392,245
Kweichow Moutai Co., Ltd.	7,210	1,120,488
KWG Group Holdings, Ltd.	165,500	231,896
Lee & Man Paper Manufacturing, Ltd.	876,000	525,426
Lenovo Group, Ltd.	2,596,000	1,375,211
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	348,944
Leyou Technologies Holdings, Ltd.(1)(2)	715,000	209,091
Li Ning Co., Ltd.	477,312	1,373,170
Longfor Group Holdings, Ltd.(5)	208,000	1,001,082
LONGi Green Energy Technology Co., Ltd.	123,033	426,852
Lonking Holdings, Ltd.	2,438,000	720,901
Luxshare Precision Industry Co., Ltd., Class A	158,197	838,865
Luye Pharma Group, Ltd.(5)	1,117,000	538,226
Luzhou Laojiao Co., Ltd., Class A	31,300	321,938
Maanshan Iron & Steel Co., Ltd., Class H(2)	2,099,000	653,192
MMG, Ltd.(1)	796,000	112,416

Security	Shares	Value
NARI Technology Co., Ltd.	85,600	$234,964
NetEase, Inc. ADR	2,800	898,688
New Oriental Education & Technology Group, Inc. ADR(1)	10,205	1,104,589
Nine Dragons Paper Holdings, Ltd.	759,000	687,668
Oceanwide Holdings Co., Ltd., Class A	270,200	149,044
Offshore Oil Engineering Co., Ltd.	168,800	115,434
Oriental Pearl Group Co., Ltd., Class A	300,595	368,238
Ourpalm Co., Ltd., Class A(1)	363,500	263,158
Perfect World Co. Ltd, Class A	59,700	396,294
PetroChina Co., Ltd., Class H	2,088,300	756,883
PICC Property & Casualty Co., Ltd., Class H	513,000	491,238
Ping An Bank Co., Ltd., Class A	161,100	288,191
Ping An Insurance (Group) Co. of China, Ltd., Class H	279,500	2,729,668
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	151,800
Poly Developments and Holdings Group Co., Ltd., Class A	132,100	274,896
Poly Property Group Co., Ltd.	1,264,000	424,320
Power Construction Corp. of China, Ltd.	186,917	102,789
Qingling Motors Co., Ltd., Class H	1,448,966	294,670
RiseSun Real Estate Development Co., Ltd., Class A	147,265	159,559
SAIC Motor Corp., Ltd.	135,500	388,480
Sanan Optoelectronics Co., Ltd.	132,000	351,369
SDIC Power Holdings Co., Ltd.	112,800	125,826
Semiconductor Manufacturing International Corp.(1)(2)	1,241,200	1,949,483
Shandong Gold Mining Co., Ltd.	62,032	298,128
Shanghai Electric Group Co., Ltd., Class H	1,644,000	431,839
Shanghai Fosun Pharmaceutical Group Co., Ltd.(2)	232,500	753,889
Shanghai Industrial Holdings, Ltd.	291,000	435,874
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	756,400	1,276,312
Shanghai Pudong Development Bank Co., Ltd., Class A	221,426	315,199
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	123,862
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	232,100	156,929
Shenergy Co., Ltd.	227,799	169,168
Shenwan Hongyuan Group Co., Ltd., Class A	357,100	220,268
Shenzhen Energy Group Co., Ltd., Class A	241,960	182,222
Shenzhen Inovance Technology Co., Ltd., Class A	60,600	218,603
Shenzhen Investment, Ltd.	944,000	292,399
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	139,727
Shenzhen Sunway Communication Co., Ltd., Class A(1)	52,400	249,713
Shenzhen World Union Group, Inc., Class A	291,100	118,385
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	219,739	109,189
Shimao Property Holdings, Ltd.	137,000	474,790
Shui On Land, Ltd.	1,556,500	259,373
Siasun Robot & Automation Co., Ltd., Class A(1)	69,900	132,804
Sichuan Chuantou Energy Co., Ltd.	152,000	196,531
Sino Biopharmaceutical, Ltd.	1,932,500	2,522,058
Sino-Ocean Group Holding, Ltd.	1,559,000	394,776
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	361,069
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	903,022
Sinopharm Group Co., Ltd., Class H	611,200	1,354,232
Sun Art Retail Group, Ltd.	1,281,000	1,884,520
Sunac China Holdings, Ltd.	308,000	1,404,716
Suning.com Co., Ltd, Class A	138,200	174,548
Tasly Pharmaceutical Group Co., Ltd.	82,976	160,265
TBEA Co., Ltd.	168,219	171,078

Security	Shares	Value
TCL Technology Group Corp., Class A	372,800	$214,956
Tencent Holdings, Ltd.	234,000	11,566,057
Tianqi Lithium Corp., Class A	41,411	106,702
Tingyi (Cayman Islands) Holding Corp.	822,000	1,336,435
Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	157,865
Tongling Nonferrous Metals Group Co., Ltd., Class A	443,200	123,506
TravelSky Technology, Ltd., Class H	984,000	1,722,226
Trip.com Group, Ltd. ADR(1)	45,600	1,069,320
Tsingtao Brewery Co., Ltd., Class H	254,000	1,283,899
Uni-President China Holdings, Ltd.	290,000	280,283
United Laboratories International Holdings, Ltd. (The)(2)	362,000	289,000
Wanhua Chemical Group Co., Ltd.	52,720	303,739
Want Want China Holdings, Ltd.	2,132,000	1,537,418
Weichai Power Co., Ltd., Class H	667,200	1,062,778
Wens Foodstuffs Group Co., Ltd., Class A	75,028	339,267
WH Group, Ltd.(5)	1,675,000	1,546,039
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	70,700	322,690
Wuliangye Yibin Co., Ltd., Class A	31,400	505,099
Xiaomi Corp., Class B(1)(2)(5)	1,829,000	2,428,521
Xinhu Zhongbao Co., Ltd.	301,800	127,177
Xinjiang Zhongtai Chemical Co., Ltd., Class A	104,700	71,809
Yang Quan Coal Industry Group Co., Ltd.	189,257	121,473
Yango Group Co., Ltd., Class A	259,600	253,149
Yangzijiang Shipbuilding Holdings, Ltd.	919,000	533,240
Yanzhou Coal Mining Co., Ltd., Class H	1,652,000	1,279,740
Yonghui Superstores Co., Ltd.	140,200	201,084
Yuexiu Property Co., Ltd.	2,698,000	482,077
Yunnan Baiyao Group Co., Ltd., Class A	19,521	233,911
Zhaojin Mining Industry Co., Ltd., Class H	409,500	411,519
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	213,133
Zhejiang Expressway Co., Ltd., Class H	870,000	601,267
Zhejiang Huahai Pharmaceutical Co., Ltd.(1)	70,080	250,818
Zhejiang Longsheng Group Co., Ltd.	66,300	110,125
Zhongjin Gold Corp., Ltd.	120,570	136,470
Zhuzhou CRRC Times Electric Co., Ltd., Class H	165,500	490,265
Zijin Mining Group Co., Ltd., Class H	3,690,000	1,382,107
ZTE Corp., Class H(1)(2)	708,739	2,163,241

		$181,231,943

Colombia — 1.3%
Almacenes Exito SA	356,555	$1,060,360
Avianca Holdings SA, PFC Shares	554,449	68,248
Banco Davivienda SA, PFC Shares	67,155	504,241
Bancolombia SA	86,292	511,974
Bancolombia SA ADR, PFC Shares	56,700	1,415,232
Celsia SA ESP	773,260	816,663
Cementos Argos SA	409,358	412,180
Cementos Argos SA, PFC Shares	164,254	141,124
Cemex Latam Holdings SA(1)	206,452	75,730
Corporacion Financiera Colombiana SA(1)	56,012	355,487

Security	Shares	Value
Ecopetrol SA	2,625,909	$1,228,269
Ecopetrol SA ADR(2)	128,700	1,223,937
Grupo Argos SA	396,460	1,202,459
Grupo Argos SA, PFC Shares	117,585	272,686
Grupo Aval Acciones y Valores SA	543,945	147,302
Grupo Aval Acciones y Valores SA, PFC Shares	1,817,548	401,364
Grupo de Inversiones Suramericana SA	156,481	771,233
Grupo Energia Bogota SA ESP(1)	2,027,382	1,122,996
Grupo Nutresa SA	320,215	1,505,688
Interconexion Electrica SA	522,000	1,989,306

		$15,226,479

Croatia — 0.8%
AD Plastik DD(1)	38,787	$633,587
Adris Grupa DD, PFC Shares	30,468	1,539,869
Atlantic Grupa DD(1)	5,923	961,200
Atlantska Plovidba DD(1)	7,785	180,690
Ericsson Nikola Tesla DD(1)	4,524	731,942
Hrvatski Telekom DD(1)	90,583	2,131,290
Koncar-Elektroindustrija DD(1)	5,014	326,321
Kras DD(1)	1,486	113,821
Podravka Prehrambena Industrija DD(1)	19,686	1,054,530
Privredna Banka Zagreb DD(1)	2,106	259,770
Valamar Riviera DD(1)	226,365	787,141
Zagrebacka Banka DD(1)	30,550	213,706

		$8,933,867

Czech Republic — 0.7%
CEZ AS	221,397	$3,611,718
Komercni Banka AS	149,255	2,813,943
New World Resources PLC, Class A(1)(3)	860,500	0
O2 Czech Republic AS	29,400	267,490
Philip Morris CR AS	2,608	1,399,467

		$8,092,618

Egypt — 0.7%
Alexandria Mineral Oils Co.	699,616	$97,305
Commercial International Bank Egypt SAE	815,571	3,010,731
Eastern Co. SAE	1,649,020	1,289,093
Egypt Kuwait Holding Co. SAE	594,062	554,900
Egyptian Financial Group-Hermes Holding Co.	182,934	97,590
Egyptian International Pharmaceuticals EIPICO	106,780	406,768
ElSewedy Electric Co.	1,039,911	521,555
Ezz Steel Co SAE(1)	455,231	158,574
Juhayna Food Industries	389,285	148,580
Medinet Nasr Housing(1)	2,041,806	403,636
Orascom Investment Holding(1)	8,189,110	171,350
Oriental Weavers	872,035	295,457
Sidi Kerir Petrochemicals Co.	342,234	118,659
Six of October Development & Investment Co.	275,153	165,666
Talaat Moustafa Group	2,277,506	718,845
Telecom Egypt	535,077	356,757

		$8,515,466

Security	Shares	Value
Estonia — 0.6%
AS Merko Ehitus	75,000	$579,384
AS Tallink Grupp	5,354,470	3,757,172
AS Tallinna Kaubamaja Grupp	202,800	1,868,491
AS Tallinna Vesi	35,235	452,964
Baltika AS(1)	45,200	4,863
Nordecon AS	223,282	207,823

		$6,870,697

Ghana — 0.3%
Aluworks, Ltd.(1)	5,176,100	$90,491
CAL Bank, Ltd.	5,036,062	751,748
Ghana Commercial Bank, Ltd.	1,588,070	1,257,771
Societe Generale Ghana, Ltd.	1,345,362	175,832
Standard Chartered Bank of Ghana, Ltd.	283,150	951,554
Unilever Ghana, Ltd.	249,000	608,570

		$3,835,966

Greece — 1.4%
Aegean Airlines SA	64,124	$289,681
Alpha Bank AE(1)	863,171	638,935
Athens Water Supply & Sewage Co. SA	167,734	1,209,065
Costamare, Inc.	34,966	158,046
Diana Shipping, Inc.(1)	167,420	247,782
Eurobank Ergasias Services and Holdings SA(1)	1,968,329	823,552
FF Group(1)(3)	43,721	0
GasLog, Ltd.	61,116	221,240
GEK Terna Holding Real Estate Construction SA(1)	95,856	548,816
Hellenic Exchanges — Athens Stock Exchange SA	43,613	159,492
Hellenic Petroleum SA	83,519	482,801
Hellenic Telecommunications Organization SA	242,461	2,930,992
Holding Co. ADMIE IPTO SA	535,395	1,109,365
JUMBO SA	94,498	1,268,553
LAMDA Development SA(1)	39,369	244,600
Motor Oil (Hellas) Corinth Refineries SA	82,221	1,003,554
Mytilineos SA	124,177	829,944
National Bank of Greece SA(1)	121,470	160,262
OPAP SA	152,174	1,146,520
Piraeus Bank SA(1)	169,722	242,461
Public Power Corp. SA(1)	56,152	137,831
Star Bulk Carriers Corp.	62,600	353,064
StealthGas, Inc.(1)	81,587	163,174
Terna Energy SA	5,946	47,568
Titan Cement International SA(1)	128,185	1,498,678
Tsakos Energy Navigation, Ltd.	95,900	312,634
Viohalco SA(1)	184,517	341,957

		$16,570,567

Security	Shares	Value
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	548,236	$610,533
MOL Hungarian Oil & Gas PLC	368,724	2,163,612
OTP Bank Nyrt.	101,305	2,905,863
Richter Gedeon Nyrt.	140,280	2,645,547

		$8,325,555

India — 5.4%
ABB India, Ltd.	33,400	$409,090
ABB Power Products and Systems India, Ltd.(1)	6,680	66,198
ACC, Ltd.	23,740	302,032
Adani Enterprises, Ltd.	207,300	369,930
Adani Gas, Ltd.	119,200	135,010
Adani Ports and Special Economic Zone, Ltd.	299,117	990,694
Adani Power, Ltd.(1)	518,864	190,333
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	276,442
Ambuja Cements, Ltd.	238,323	489,940
Apollo Hospitals Enterprise, Ltd.	41,309	619,565
Ashok Leyland, Ltd.	820,626	464,034
Asian Paints, Ltd.	59,041	1,292,340
Aurobindo Pharma, Ltd.	81,600	441,234
Axis Bank, Ltd.	123,238	615,338
Bajaj Auto, Ltd.	23,052	610,843
Bajaj Holdings & Investment, Ltd.	7,251	172,491
Bharat Forge, Ltd.	99,172	306,790
Bharat Petroleum Corp., Ltd.	103,900	428,102
Bharti Airtel, Ltd.(1)	695,178	4,047,908
Bharti Infratel, Ltd.	501,005	1,061,219
Biocon, Ltd.	105,688	376,598
Bosch, Ltd.	1,400	174,209
Cadila Healthcare, Ltd.	153,669	543,874
Century Textiles & Industries, Ltd.	50,000	192,094
CESC, Ltd.	24,742	132,870
Cipla, Ltd.	129,087	716,347
Coal India, Ltd.	203,300	372,914
Colgate-Palmolive (India), Ltd.	18,900	311,406
Container Corp. of India, Ltd.	104,687	455,568
Cummins India, Ltd.	79,700	345,732
Dabur India, Ltd.	142,300	841,258
Divi’s Laboratories, Ltd.	17,865	463,533
DLF, Ltd.	275,542	496,377
Dr. Reddy’s Laboratories, Ltd.	24,300	988,761
Dr. Reddy’s Laboratories, Ltd. ADR	2,400	96,792
Eicher Motors, Ltd.	4,110	701,370
GAIL (India), Ltd.	1,028,456	1,033,144
GlaxoSmithKline Pharmaceuticals, Ltd.	16,000	259,606
Glenmark Pharmaceuticals, Ltd.	49,900	134,667
Godrej Consumer Products, Ltd.	43,125	295,061
Grasim Industries, Ltd.	39,759	249,688
Great Eastern Shipping Co., Ltd. (The)	36,164	98,437
Havells India, Ltd.	119,300	750,330
HCL Technologies, Ltd.	111,482	638,057
HDFC Bank, Ltd.	156,033	1,770,024
Hemisphere Properties India, Ltd.(1)	167,800	263,596

Security	Shares	Value
Hero MotoCorp, Ltd.	31,338	$654,137
Hindalco Industries, Ltd.	258,541	322,988
Hindustan Petroleum Corp., Ltd.	84,030	210,031
Hindustan Unilever, Ltd.	90,210	2,735,799
Hindustan Zinc, Ltd.(1)	193,759	394,149
Housing Development Finance Corp., Ltd.	69,414	1,490,825
ICICI Bank, Ltd.	126,781	545,976
Indiabulls Real Estate, Ltd.(1)	515,025	285,774
Indian Hotels Co., Ltd. (The)	208,584	206,121
Indian Oil Corp., Ltd.	221,690	237,488
Infosys, Ltd.	320,670	2,648,874
ITC, Ltd.	364,858	814,116
Jindal Steel & Power, Ltd.(1)	90,000	96,845
JSW Energy, Ltd.	1,072,483	606,990
JSW Steel, Ltd.	289,100	553,083
Kotak Mahindra Bank, Ltd.	34,199	579,638
Larsen & Toubro, Ltd.	95,849	1,023,959
Larsen & Toubro, Ltd. GDR(6)	19,959	216,689
LIC Housing Finance, Ltd.	62,800	195,229
Lupin, Ltd.	69,886	543,310
Mahindra & Mahindra, Ltd.	168,585	628,394
Maruti Suzuki India, Ltd.	23,753	1,339,793
Mphasis, Ltd.	18,625	161,769
Nestle India, Ltd.	3,000	647,545
NHPC, Ltd.	1,887,800	501,617
NTPC, Ltd.	966,509	1,072,445
Oberoi Realty, Ltd.	27,096	120,968
Oil & Natural Gas Corp., Ltd.	393,263	350,558
Omaxe, Ltd.	79,785	160,029
Oracle Financial Services Software, Ltd.(1)	8,100	216,098
Petronet LNG, Ltd.	70,400	186,243
Phoenix Mills, Ltd. (The)	30,232	227,545
Piramal Enterprises, Ltd.	49,376	615,621
Power Grid Corporation of India, Ltd.	1,114,400	2,336,544
Reliance Industries, Ltd.	322,337	4,642,362
Siemens, Ltd.	52,700	774,033
State Bank of India GDR(1)(6)	10,190	258,172
Sun Pharmaceutical Industries, Ltd.	229,900	1,064,737
Tata Chemicals, Ltd.	23,900	70,190
Tata Communications, Ltd.	152,061	465,203
Tata Consultancy Services, Ltd.	92,070	2,206,321
Tata Consumer Products, Ltd.	58,700	227,954
Tata Consumer Products, Ltd.	27,246	106,191
Tata Motors, Ltd.(1)	232,316	214,789
Tata Power Co., Ltd. (The)	1,002,648	432,605
Tata Steel, Ltd.	73,540	260,987
Tech Mahindra, Ltd.	76,867	569,035
Titan Co., Ltd.	67,687	834,842
UltraTech Cement, Ltd.	25,118	1,065,238
United Spirits, Ltd.(1)	107,665	689,964

Security	Shares	Value
UPL, Ltd.	139,381	$606,621
Vedanta, Ltd.	264,744	225,166
Voltas, Ltd.	77,385	481,049
Wipro, Ltd.	147,018	381,291
Zee Entertainment Enterprises, Ltd.	328,984	534,524

		$65,030,310

Indonesia — 2.8%
Adaro Energy Tbk PT	15,765,000	$941,998
AKR Corporindo Tbk PT	2,292,700	276,529
Alam Sutera Realty Tbk PT(1)	12,514,600	79,516
Aneka Tambang Tbk	8,587,500	235,593
Astra Argo Lestari Tbk PT	363,300	119,190
Astra International Tbk PT	14,098,200	3,351,845
Bank Central Asia Tbk PT	2,938,100	4,950,459
Bank Danamon Indonesia Tbk PT	554,381	70,730
Bank Mandiri Persero Tbk PT	4,976,000	1,414,736
Bank Negara Indonesia Persero Tbk PT	2,456,800	572,991
Bank Pan Indonesia Tbk PT(1)	3,629,372	152,667
Bank Rakyat Indonesia Persero Tbk PT	13,814,200	2,533,595
Bukit Asam Tbk PT	4,892,300	646,642
Bumi Serpong Damai Tbk PT(1)	8,439,700	343,530
Charoen Pokphand Indonesia Tbk PT	2,941,900	885,241
Ciputra Development Tbk PT	7,986,900	215,364
Gudang Garam Tbk PT	215,500	541,443
Hanson International Tbk PT(1)(3)	110,720,800	169,713
Indah Kiat Pulp & Paper Corp. Tbk PT	2,136,200	521,616
Indo Tambangraya Megah Tbk PT	585,000	286,896
Indocement Tunggal Prakarsa Tbk PT	1,409,600	1,073,539
Indofood CBP Sukses Makmur Tbk PT	872,900	544,455
Indofood Sukses Makmur Tbk PT	2,312,500	894,618
Jasa Marga (Persero) Tbk PT	3,247,500	503,280
Kalbe Farma Tbk PT	24,071,900	1,765,031
Lippo Karawaci Tbk PT(1)	59,230,400	484,153
Mitra Keluarga Karyasehat Tbk PT	935,900	123,124
Pakuwon Jati Tbk PT	14,341,600	268,368
Perusahaan Gas Negara Tbk PT	8,538,600	402,292
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,674,800	187,532
PP Persero Tbk PT	4,793,002	161,145
Semen Indonesia Persero Tbk PT	2,390,700	1,110,545
Sigmagold Inti Perkasa Tbk PT(1)(3)	27,503,000	0
Summarecon Agung Tbk PT	3,982,700	97,015
Telekomunikasi Indonesia Persero Tbk PT	22,832,800	4,434,508
Unilever Indonesia Tbk PT	2,668,500	1,180,038
United Tractors Tbk PT	1,389,900	1,431,313
Vale Indonesia Tbk PT(1)	4,748,000	625,212
Waskita Karya Persero Tbk PT	1,713,400	50,635
Wijaya Karya Persero Tbk PT	4,794,600	242,869

		$33,889,966

Security	Shares	Value
Jordan — 0.9%
Al-Eqbal Investment Co. PLC(1)(3)	87,607	$1,575,947
Arab Bank PLC(3)	692,748	4,499,117
Arab Potash Co. PLC(3)	54,117	1,368,544
Bank of Jordan(3)	146,016	397,864
Cairo Amman Bank(3)	174,308	234,973
Capital Bank of Jordan(3)	75,374	96,133
Jordan Ahli Bank(3)	219,567	252,462
Jordan Islamic Bank(3)	92,748	327,583
Jordan Kuwait Bank(3)	25,206	81,753
Jordan Petroleum Refinery(3)	247,581	949,574
Jordan Telecommunications Co.(3)	130,025	256,562
Jordanian Electric Power Co.(3)	232,333	362,851

		$10,403,363

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR(6)	108,562	$990,464
KAZ Minerals PLC	767,275	3,327,413
Kcell JSC GDR(6)	522,669	3,122,363
Nostrum Oil & Gas PLC(1)(2)	494,453	30,179

		$7,470,419

Kenya — 0.7%
ABSA Bank Kenya PLC	1,858,220	$175,736
ARM Cement, Ltd.(1)(3)	1,677,000	0
Bamburi Cement Co., Ltd.	460,041	207,960
British American Tobacco Kenya, Ltd.	26,700	91,484
Centum Investment Co., Ltd.	1,020,080	214,042
Co-operative Bank of Kenya, Ltd. (The)	2,991,492	363,530
Diamond Trust Bank Kenya, Ltd.	201,400	167,848
East African Breweries, Ltd.	1,483,340	2,107,391
Equity Group Holdings PLC	3,104,500	998,053
KCB Group, Ltd.	2,011,560	668,876
Kenya Electricity Generating Co. PLC(1)	908,100	42,980
Kenya Power & Lighting, Ltd.(1)	5,995,293	99,996
Nation Media Group PLC	442,376	105,885
NIC Group PLC	938,272	251,362
Safaricom PLC	11,722,600	2,969,115
Standard Chartered Bank Kenya, Ltd.	113,878	192,967

		$8,657,225

Kuwait — 1.3%
Agility Public Warehousing Co. KSC	769,173	$1,384,705
Ahli United Bank	240,268	190,602
Al-Mazaya Holding Co. KSCP(1)	1,077,409	168,176
ALAFCO Aviation Lease and Finance Co. KSCP	361,135	178,231
Boubyan Petrochemicals Co. KSCP	276,626	396,271
Burgan Bank SAK	478,308	312,197
Commercial Bank of Kuwait KSCP	390,786	623,103
Gulf Bank KSCP	516,208	341,779
Humansoft Holding Co. KSC	74,234	556,554
Kuwait Finance House KSCP	1,140,348	2,279,781
Kuwait International Bank KSCP	354,432	224,445
Kuwait Portland Cement Co. KSC	83,848	229,733
Kuwait Real Estate Co. KSC(1)	698,515	170,429

Security	Shares	Value
Mabanee Co. SAK	284,412	$571,997
Mobile Telecommunications Co.	1,862,859	3,057,065
National Bank of Kuwait SAK	1,986,499	4,527,866
National Industries Group Holding SAK	1,038,263	500,340
National Real Estate Co. KPSC(1)	1,104,059	225,341

		$15,938,615

Latvia — 0.0%(4)
Grindeks	12,000	$188,470

		$188,470

Lebanon — 0.0%(4)
Bank Audi SAL GDR(6)	15,000	$21,000

		$21,000

Lithuania — 0.2%
Apranga PVA	363,680	$512,590
Energijos Skirstymo Operatorius AB(1)	370,141	380,764
Klaipedos Nafta AB	1,576,663	542,494
Panevezio Statybos Trestas(1)	323,592	200,974
Pieno Zvaigzdes	94,000	84,105
Rokiskio Suris	177,000	441,285
Siauliu Bankas	1,784,952	683,799

		$2,846,011

Malaysia — 3.0%
Aeon Co. (M) Bhd	1,017,000	$263,934
AMMB Holdings Bhd	152,571	105,813
Astro Malaysia Holdings Bhd	599,200	116,942
Axiata Group Bhd	1,685,875	1,279,035
Batu Kawan Bhd	96,000	271,470
Berjaya Sports Toto Bhd	468,894	249,635
Bursa Malaysia Bhd	203,000	237,153
Capitaland Malaysia Mall Trust	1,763,200	371,599
CIMB Group Holdings Bhd	441,624	367,495
Datasonic Group Bhd	1,594,400	287,458
Dialog Group Bhd	2,846,250	1,999,736
Digi.com Bhd	881,000	887,608
Eco World Development Group Bhd(1)	738,100	69,650
Fraser & Neave Holdings Bhd	45,500	327,371
Gamuda Bhd	1,487,900	973,852
Genting Bhd	1,305,100	1,128,833
Genting Malaysia Bhd	2,005,900	930,366
Genting Plantations Bhd	158,200	347,231
Globetronics Technology Bhd	839,766	313,547
Hartalega Holdings Bhd	547,800	870,320
Hong Leong Bank Bhd	56,700	175,399
IGB Real Estate Investment Trust	884,700	326,615
IHH Healthcare Bhd	981,600	1,165,949
IJM Corp. Bhd	1,497,540	547,729
Inari Amertron Bhd	3,678,750	1,044,037

Security	Shares	Value
IOI Corp. Bhd	612,768	$564,914
IOI Properties Group Bhd	752,554	165,995
KLCCP Stapled Group	339,588	615,266
KNM Group Bhd(1)	2,915,075	76,519
Kossan Rubber Industries	257,000	303,870
KPJ Healthcare Bhd	1,612,800	345,795
Kuala Lumpur Kepong Bhd	131,750	638,893
LBS Bina Group Bhd	1,814,340	156,113
Magnum Bhd	617,940	271,393
Malakoff Corp. Bhd	749,800	140,284
Malayan Banking Bhd	458,186	790,508
Malaysian Resources Corp. Bhd	853,000	77,141
Maxis Bhd	586,600	728,029
MISC Bhd	314,240	539,122
MMC Corp. Bhd	662,000	92,148
Muhibbah Engineering (M) Bhd	1,581,000	273,374
My EG Services Bhd	5,994,200	1,318,809
Nestle Malaysia Bhd	10,400	328,938
Pavilion Real Estate Investment Trust	771,100	283,178
Petronas Chemicals Group Bhd	1,596,500	1,862,078
Petronas Dagangan Bhd	249,300	1,230,129
Petronas Gas Bhd	225,500	800,541
PPB Group Bhd	166,860	632,665
Press Metal Aluminium Holdings Bhd	1,462,600	1,118,817
Public Bank Bhd	251,798	926,309
QL Resources Bhd	132,570	227,463
RHB Bank Bhd	233,159	253,701
Silverlake Axis, Ltd.	1,586,300	271,890
Sime Darby Bhd	1,019,709	401,474
Sime Darby Plantation Bhd	545,409	623,633
SP Setia Bhd Group	644,960	109,673
Sunway Bhd	1,390,588	497,506
Sunway Real Estate Investment Trust	1,041,600	384,732
Telekom Malaysia Bhd	464,200	404,224
Tenaga Nasional Bhd	772,931	2,151,164
Top Glove Corp. Bhd	625,040	930,726
UEM Sunrise Bhd(1)	940,900	85,482
UMW Holdings Bhd	549,600	270,667
UOA Development Bhd	377,700	138,736
VS Industry Bhd	850,875	149,708
YTL Corp. Bhd	2,020,945	337,466
YTL Power International Bhd	1,521,623	213,929

		$36,391,779

Mauritius — 0.7%
Alteo, Ltd.(3)	901,317	$287,447
Attitude Property, Ltd.(3)	821,512	216,654
CIEL, Ltd.(3)	7,375,056	745,056
CIM Financial Services, Ltd.(3)	2,411,765	398,640

Security	Shares	Value
ENL, Ltd.(3)	768,719	$315,227
IBL, Ltd.(3)	309,981	291,827
Lavastone, Ltd.(3)	2,649,077	88,358
MCB Group, Ltd.(3)	578,606	2,902,526
Phoenix Beverages, Ltd.(3)	33,742	462,273
Rogers & Co., Ltd.(3)	608,300	368,867
SBM Holdings, Ltd.(3)	12,882,557	1,402,030
Sun, Ltd., Class A(3)	100,851	47,476
Terra Mauricia, Ltd.(3)	506,473	200,466
United Basalt Products, Ltd.(3)	187,150	457,038

		$8,183,885

Mexico — 5.3%
Alfa SAB de CV, Series A	3,471,320	$927,734
Alsea SAB de CV(1)	1,245,000	789,851
America Movil SAB de CV, Series L	12,826,790	7,623,890
Arca Continental SAB de CV	213,000	859,722
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(2)	434,800	282,077
Bolsa Mexicana de Valores SAB de CV(2)	253,400	385,721
Cemex SAB de CV, Series CPO(2)	10,113,618	2,118,861
Coca-Cola Femsa SAB de CV, Series L	192,600	771,131
Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	128,913
El Puerto de Liverpool SAB de CV(2)	262,181	564,868
Empresas ICA SAB de CV(1)(3)	2,075,736	0
Fibra Uno Administracion SA de CV	2,059,767	1,616,729
Fomento Economico Mexicano SAB de CV, Series UBD	1,139,100	6,925,594
Genomma Lab Internacional SAB de CV(1)	2,039,300	1,633,331
Gentera SAB de CV	715,562	276,603
Grupo Aeroportuario del Centro Norte SAB de CV	143,800	486,638
Grupo Aeroportuario del Pacifico SAB de CV, Class B	320,200	1,731,219
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	173,844	1,638,666
Grupo Bimbo SAB de CV, Series A(2)	1,312,108	1,924,259
Grupo Carso SAB de CV, Series A1(2)	814,000	1,598,662
Grupo Elektra SAB de CV(2)	79,649	4,599,816
Grupo Financiero Banorte SAB de CV, Class O	1,325,600	3,632,164
Grupo Financiero Inbursa SAB de CV, Class O	1,124,116	805,563
Grupo Mexico SAB de CV, Series B	2,853,556	5,291,513
Grupo Televisa SAB, Series CPO(2)	2,086,471	2,428,389
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	734,930	1,202,965
Industrias CH SAB de CV, Series B(2)	194,112	719,252
Industrias Penoles SAB de CV	112,429	755,546
Infraestructura Energetica Nova SAB de CV	250,400	768,537
Kimberly-Clark de Mexico SAB de CV, Class A	633,710	963,287
Megacable Holdings SAB de CV, Series CPO	40,500	110,339
Minera Frisco SAB de CV(1)	151,865	10,435
Nemak SAB de CV(2)(5)	325,400	54,319
Orbia Advance Corp., SAB de CV	1,129,467	1,245,520
Promotora y Operadora de Infraestructura SAB de CV	226,655	1,520,779
Telesites SAB de CV(1)(2)	1,752,564	1,147,321
Ternium SA ADR	40,022	476,262
Wal-Mart de Mexico SAB de CV, Series V	2,523,064	5,944,316

		$63,960,792

Security	Shares	Value
Morocco — 0.6%
Attijariwafa Bank	33,379	$1,233,293
Bank of Africa	36,165	557,402
Banque Centrale Populaire	28,916	616,034
Banque Marocaine Pour Le Commerce et L’Industrie	3,030	180,213
Cosumar	49,943	870,139
Douja Promotion Groupe Addoha SA(1)	237,374	154,324
Label Vie	563	153,908
LafargeHolcim Maroc SA	4,868	632,595
Lesieur Cristal	29,433	388,189
Managem SA	5,763	267,566
Maroc Telecom	106,513	1,345,506
Societe d’Exploitation des Ports	28,600	437,589
TAQA Morocco SA	5,003	393,197
Wafa Assurance	377	123,542

		$7,353,497

Nigeria — 0.7%
Access Bank PLC	32,908,148	$500,866
Ardova PLC	2,086,402	67,983
Dangote Cement PLC	4,680,691	1,432,417
Dangote Sugar Refinery PLC	4,385,654	106,188
Ecobank Transnational, Inc.(1)	12,099,560	134,834
FBN Holdings PLC	45,872,084	470,251
Flour Mills of Nigeria PLC	2,929,523	161,778
Guaranty Trust Bank PLC	24,165,038	1,099,790
Guiness Nigeria PLC	1,245,140	74,339
Lafarge Africa PLC(1)	6,063,228	144,551
Lekoil, Ltd.(1)	1,110,205	23,109
Nestle Nigeria PLC	496,712	1,095,920
Nigerian Breweries PLC	9,809,462	652,350
Oando PLC(1)	14,592,401	80,112
SEPLAT Petroleum Development Co. PLC(5)	728,540	514,183
Stanbic IBTC Holdings PLC	3,126,624	194,109
Transnational Corp. of Nigeria PLC	22,334,373	37,844
Unilever Nigeria PLC	2,074,728	57,024
United Bank for Africa PLC	44,535,174	563,311
Zenith Bank PLC	22,503,754	665,676

		$8,076,635

Oman — 0.7%
Bank Dhofar SAOG	1,435,768	$335,525
Bank Muscat SAOG	1,864,642	1,545,477
Bank Nizwa SAOG(1)	941,624	219,180
Dhofar International Development & Investment Holding SAOG(1)	302,227	232,203
HSBC Bank Oman SAOG	1,406,377	380,625
National Bank of Oman SAOG	1,444,334	599,745
Oman Cables Industry SAOG	114,762	161,217
Oman Cement Co. SAOG	956,735	561,418
Oman Flour Mills Co. SAOG	543,700	777,887
Oman Telecommunications Co. SAOG	765,403	1,158,537

Security	Shares	Value
Ooredoo	661,500	$679,275
Renaissance Services SAOG	591,625	616,201
Sembcorp Salalah Power & Water Co.	554,425	184,233
Sohar International Bank SAOG	2,915,716	620,296

		$8,071,819

Pakistan — 0.6%
Bank Alfalah, Ltd.	1,623,333	$312,178
Engro Corp., Ltd.	308,167	499,767
Engro Fertilizers, Ltd.	845,500	291,948
Engro Foods, Ltd.(1)	380,600	123,465
Fauji Fertilizer Co., Ltd.	902,614	502,873
Habib Bank, Ltd.	668,633	416,292
Hub Power Co., Ltd. (The)(1)	2,473,922	1,022,657
Lucky Cement, Ltd.	270,250	601,179
Mari Petroleum Co., Ltd.	35,322	190,306
MCB Bank, Ltd.	622,225	554,655
Millat Tractors, Ltd.	114,576	375,360
National Bank of Pakistan(1)	673,026	117,796
Nishat Mills, Ltd.	593,280	210,762
Oil & Gas Development Co., Ltd.	568,127	262,419
Pakistan Petroleum, Ltd.	1,789,718	777,115
Pakistan State Oil Co., Ltd.	332,619	242,406
Searle Co., Ltd. (The)	366,996	340,177
SUI Northern Gas Pipelines, Ltd.	1,204,775	269,724
United Bank, Ltd.	758,625	455,275

		$7,566,354

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	72,000	$742,320
Copa Holdings SA, Class A	36,208	1,639,860

		$2,382,180

Peru — 1.4%
Alicorp SAA	411,881	$882,075
Cementos Pacasmayo SAA	171,644	240,058
Cia de Minas Buenaventura SA ADR	280,456	2,044,524
Credicorp, Ltd.	52,096	7,453,375
Enel Generacion Peru SAA	1,049,337	626,780
Ferreycorp SAA	872,283	320,239
Grana y Montero SAA(1)	235,326	79,538
Nexa Resources Peru SAA	371,205	237,949
Sociedad Minera Cerro Verde SAA	22,281	336,443
Southern Copper Corp.	160,855	4,529,677

		$16,750,658

Security	Shares	Value
Philippines — 2.9%
Aboitiz Equity Ventures, Inc.	902,350	$665,874
Aboitiz Power Corp.	1,865,700	956,626
Alliance Global Group, Inc.(1)	1,575,800	215,685
Altus San Nicolas Corp.(1)	22,835	0
Ayala Corp.	111,738	1,021,667
Ayala Land, Inc.	2,620,108	1,546,138
Ayala Land, Inc., PFC Shares(3)	3,534,608	0
Bank of the Philippine Islands	838,453	1,020,020
BDO Unibank, Inc.	774,029	1,564,687
Bloomberry Resorts Corp.	8,550,000	1,005,910
CEMEX Holdings Philippines, Inc.(1)(5)	3,723,800	78,138
Century Pacific Food, Inc.	1,007,500	267,299
Cosco Capital, Inc.	1,868,100	174,229
D&L Industries, Inc.	2,442,200	237,520
DMCI Holdings, Inc.	2,556,500	189,166
Emperador, Inc.	140,600	22,078
Filinvest Land, Inc.	9,742,546	173,738
First Gen Corp.	1,826,760	590,905
First Philippine Holdings Corp.	403,650	381,033
Globe Telecom, Inc.	37,725	1,429,691
GT Capital Holdings, Inc.	36,925	294,631
International Container Terminal Services, Inc.	364,300	532,724
JG Summit Holdings, Inc.	1,274,950	1,308,264
Jollibee Foods Corp.	739,830	1,539,980
Lopez Holdings Corp.	3,450,961	189,411
LT Group, Inc.	1,987,400	323,844
Manila Electric Co.	359,384	1,579,861
Manila Water Co.	908,100	169,303
Megaworld Corp.	8,043,300	394,144
Metro Pacific Investments Corp.	8,066,300	383,164
Metropolitan Bank & Trust Co.	836,559	655,994
Nickel Asia Corp.	16,433,888	502,541
Petron Corp.	2,395,000	118,875
PLDT, Inc.	122,750	2,715,147
Puregold Price Club, Inc.	1,623,800	1,160,288
Robinsons Land Corp.	1,186,015	345,051
Robinsons Retail Holdings, Inc.	516,580	579,185
San Miguel Corp.	299,500	537,866
Security Bank Corp.	189,530	397,834
Semirara Mining & Power Corp.	3,919,320	844,972
SM Investments Corp.	202,580	3,240,698
SM Prime Holdings, Inc.	4,556,650	2,530,508
Universal Robina Corp.	1,113,400	2,277,462
Vista Land & Lifescapes, Inc.	1,670,700	133,763

		$34,295,914

Poland — 2.8%
Alior Bank SA(1)	53,274	$164,672
AmRest Holdings SE(1)	244,410	1,086,680
Asseco Poland SA	202,290	2,825,935
Bank Handlowy w Warszawie SA	31,609	319,391
Bank Millennium SA(1)	355,533	274,272
Bank Polska Kasa Opieki SA	73,840	989,653

Security	Shares	Value
Boryszew SA(1)	315,000	$285,243
Budimex SA	50,276	1,919,519
CCC SA	27,466	197,144
CD Projekt SA	42,504	2,927,308
Ciech SA(1)	40,900	263,991
Cyfrowy Polsat SA	241,832	1,385,555
Enea SA(1)	145,490	165,228
Energa SA(1)	389,300	646,657
Eurocash SA(2)	188,203	769,805
Globe Trade Centre SA	183,554	279,925
Grupa Azoty SA(1)	31,054	154,037
Grupa Lotos SA	75,020	936,282
ING Bank Slaski SA	11,094	394,843
Jastrzebska Spolka Weglowa SA	77,851	229,103
KGHM Polska Miedz SA(1)	162,911	2,328,418
KRUK SA	14,083	222,594
LPP SA	1,852	2,329,344
Lubelski Wegiel Bogdanka SA	8,547	36,770
mBank SA(1)	7,012	374,755
Netia SA(1)	157,951	149,820
Orange Polska SA(1)	773,865	1,104,569
PGE SA(1)	1,468,364	1,345,985
Polski Koncern Naftowy ORLEN SA	181,447	2,428,095
Polskie Gornictwo Naftowe i Gazownictwo SA	1,104,531	912,224
Powszechna Kasa Oszczednosci Bank Polski SA	433,625	2,353,708
Powszechny Zaklad Ubezpieczen SA	262,974	1,975,460
Santander Bank Polska SA	19,704	821,768
Tauron Polska Energia SA(1)	1,723,473	462,249

		$33,061,002

Qatar — 1.3%
Aamal Co. QSC	970,220	$157,458
Al Meera Consumer Goods Co.	64,060	250,824
Barwa Real Estate Co.	1,375,142	1,119,527
Commercial Bank PSQC (The)	364,085	383,341
Doha Bank QPSC(1)	468,201	227,256
Gulf International Services QSC(1)	697,440	182,016
Gulf Warehousing Co.	269,355	305,248
Industries Qatar	1,080,823	1,947,718
Masraf Al Rayan QSC	713,873	708,507
Mazaya Qatar Real Estate Development QSC	1,379,460	194,190
Medicare Group	133,820	215,651
Ooredoo QPSC	551,440	873,272
Qatar Electricity & Water Co. QSC	405,560	1,497,694
Qatar Gas Transport Co., Ltd.	3,407,120	1,939,412
Qatar Insurance Co.	278,111	156,458
Qatar International Islamic Bank	109,238	215,068
Qatar Islamic Bank	209,348	811,718
Qatar National Bank QPSC	804,446	3,638,339
Qatar National Cement Co. QSC	133,280	123,082
Qatar Navigation QSC	210,188	271,614
United Development Co. QSC	1,123,181	302,547
Vodafone Qatar QSC	2,046,520	478,301

		$15,999,241

Security	Shares	Value
Romania — 0.7%
Antibiotice SA	1,409,647	$157,260
Banca Transilvania SA	5,085,893	2,092,562
BRD-Groupe Societe Generale SA	385,733	1,019,389
OMV Petrom SA	25,400,974	1,657,515
Societatea Energetica Electrica SA	402,232	848,458
Societatea Nationala de Gaze Naturale ROMGAZ SA	169,002	1,071,130
Societatea Nationala Nuclearelectrica SA	248,730	778,867
Transelectrica SA(1)	106,011	405,022
Transgaz SA Medias	8,229	446,663

		$8,476,866

Russia — 5.5%
Aeroflot PJSC	91,240	$78,097
Alrosa PJSC	527,370	419,924
Etalon Group PLC GDR(6)	78,319	101,028
Evraz PLC	192,475	550,695
Federal Grid Co. Unified Energy System PJSC	235,430,600	474,629
Gazprom PJSC ADR	1,672,942	7,586,354
Globaltrans Investment PLC GDR(6)(7)	77	408
Globaltrans Investment PLC GDR(6)(7)	206,458	1,083,638
Inter RAO UES PJSC	23,280,001	1,419,825
Lukoil PJSC ADR	115,357	6,798,184
Magnitogorsk Iron & Steel Works PJSC	1,254,700	602,513
Mail.ru Group, Ltd. GDR(1)	40,365	648,800
MMC Norilsk Nickel PJSC ADR(7)	2,948	71,518
MMC Norilsk Nickel PJSC ADR(7)	184,087	4,559,896
Mobile TeleSystems PJSC	697,183	2,608,487
Moscow Exchange MICEX-RTS PJSC	684,631	836,567
Mosenergo PJSC	12,772,962	292,855
Novatek PJSC GDR(6)	27,571	3,126,360
Novolipetsk Steel PJSC GDR	64,899	1,008,854
PhosAgro PJSC GDR(6)	78,880	805,742
PIK Group PJSC	113,450	583,519
Polymetal International PLC	66,598	1,139,851
QIWI PLC ADR	30,300	324,513
Rosneft Oil Co. PJSC GDR(6)	322,520	1,298,193
Rosseti PJSC	19,631,873	285,379
Rostelecom PJSC(1)	554,268	512,436
Rostelecom PJSC ADR(2)	31,284	172,375
RusHydro PJSC	90,083,952	680,298
Sberbank of Russia PJSC	3,747,610	8,689,420
Severstal PJSC GDR(6)	102,225	1,119,995
Sistema PJSFC	1,307,600	212,308
Sistema PJSFC GDR(6)	58,906	193,017
Surgutneftegas PJSC ADR	301,795	1,250,403
Surgutneftegas PJSC, PFC Shares	1,846,617	881,931
Surgutneftegas PJSC ADR, PFC Shares	73,700	344,916
Tatneft PJSC ADR	73,023	3,046,845
Transneft PJSC, PFC Shares	541	999,149

Security	Shares	Value
Unipro PJSC	7,701,000	$245,430
VEON, Ltd. ADR	97,500	147,225
VTB Bank PJSC GDR(6)	249,072	200,330
X5 Retail Group NV GDR(6)	161,290	4,309,666
Yandex NV, Class A(1)	178,800	6,088,140

		$65,799,713

Saudi Arabia — 2.9%
Abdullah Al Othaim Markets Co.	21,798	$534,481
Advanced Petrochemical Co.	22,110	260,343
Al Babtain Power & Telecommunication Co.	16,768	86,854
Al Hammadi Co. for Development and Investment(1)	86,192	431,908
Al Rajhi Bank	65,233	934,063
Alandalus Property Co.	155,313	599,782
Aldrees Petroleum and Transport Services Co.	53,394	790,852
Alinma Bank	61,167	334,889
Almarai Co. JSC	144,470	1,799,101
Arab National Bank	30,500	147,026
Arriyadh Development Co.	182,126	651,187
Bank Al-Jazira	74,855	224,555
Bank AlBilad	48,187	259,568
Banque Saudi Fransi	42,651	292,756
Batic Investments and Logistic Co.(1)	28,296	158,926
Bawan Co.(1)	29,236	86,611
Dallah Healthcare Co.	23,029	280,426
Dar Al Arkan Real Estate Development Co.(1)	773,219	1,680,704
Dur Hospitality Co.	23,004	142,171
Emaar Economic City(1)	321,925	581,185
Etihad Etisalat Co.(1)	86,185	495,266
Fawaz Abdulaziz Al Hokair & Co.(1)	41,797	193,455
Herfy Food Services Co.	12,431	140,090
Jarir Marketing Co.	42,001	1,419,083
Leejam Sports Co. JSC	13,120	181,557
Middle East Healthcare Co.(1)	36,220	244,374
Mobile Telecommunications Co. Saudi Arabia(1)	108,158	272,030
Mouwasat Medical Services Co.	43,405	955,875
National Agriculture Development Co. (The)(1)	38,301	222,279
National Commercial Bank	77,718	716,374
National Gas & Industrialization Co.	60,724	476,003
National Industrialization Co.(1)	65,180	158,980
National Medical Care Co.	25,900	247,343
Rabigh Refining & Petrochemical Co.(1)	144,000	408,893
Riyad Bank	68,732	273,107
Riyad REIT Fund	60,724	126,488
Sahara International Petrochemical Co.	81,973	266,437
Samba Financial Group	63,588	338,760
Saudi Airlines Catering Co.	25,239	503,160
Saudi Arabian Fertilizer Co.	18,433	302,382
Saudi Arabian Mining Co.(1)	32,944	268,896
Saudi Arabian Oil Co.(5)	224,000	1,797,604
Saudi Automotive Services Co.	34,664	250,996
Saudi Basic Industries Corp.	84,917	1,571,584

Security	Shares	Value
Saudi Cement Co.	15,800	$204,725
Saudi Ceramic Co.(1)	42,675	263,675
Saudi Chemical Co. Holding(1)	72,268	396,754
Saudi Co. for Hardware CJSC	21,276	213,198
Saudi Electricity Co.	727,117	3,076,185
Saudi Ground Services Co.	73,286	441,801
Saudi Industrial Investment Group	49,800	208,595
Saudi Industrial Services Co.	58,231	265,241
Saudi Kayan Petrochemical Co.(1)	144,700	276,409
Saudi Public Transport Co.(1)	89,877	280,029
Saudi Real Estate Co.(1)	60,549	195,718
Saudi Research & Marketing Group(1)	12,391	197,474
Saudi Telecom Co.	130,241	3,018,574
Saudia Dairy & Foodstuff Co.	7,948	288,605
Savola Group (The)(1)	156,894	1,488,384
Seera Group Holding	142,528	525,380
United Electronics Co.	21,871	330,779
United International Transportation Co.	73,021	528,864
Yanbu National Petrochemical Co.	21,617	237,986

		$34,546,780

Slovenia — 0.7%
Cinkarna Celje DD	2,394	$352,652
KRKA DD	50,064	3,571,756
Luka Koper	26,836	477,336
Petrol	6,372	2,018,418
Pozavarovalnica Sava DD	41,134	649,090
Telekom Slovenije DD	13,995	686,278
Zavarovalnica Triglav DD	38,019	1,108,051

		$8,863,581

South Africa — 5.6%
Absa Group, Ltd.	203,773	$847,749
AECI, Ltd.	108,017	447,302
African Rainbow Minerals, Ltd.(2)	33,300	184,500
Anglo American Platinum, Ltd.(2)	15,100	630,766
AngloGold Ashanti, Ltd.	70,634	1,196,679
AngloGold Ashanti, Ltd. ADR	79,199	1,317,079
Aspen Pharmacare Holdings, Ltd.(1)	301,772	1,578,447
Assore, Ltd.	24,358	404,255
Astral Foods, Ltd.	26,100	278,958
AVI, Ltd.	228,000	893,588
Barloworld, Ltd.	463,800	1,685,068
Bid Corp., Ltd.	340,903	4,018,218
Bidvest Group, Ltd. (The)	455,103	3,710,291
Clicks Group, Ltd.	218,200	3,145,024
DataTec, Ltd.	305,900	479,439
Discovery, Ltd.	157,831	688,207
Exxaro Resources, Ltd.	92,500	507,052
FirstRand, Ltd.	589,585	1,323,105
Foschini Group, Ltd. (The)	104,323	389,576
Gold Fields, Ltd.	255,380	1,246,371
Grindrod, Ltd.	350,600	59,919

Security	Shares	Value
Growthpoint Properties, Ltd.(2)	1,244,700	$890,955
Hosken Consolidated Investments, Ltd.	33,700	51,546
Hyprop Investments, Ltd.	65,400	69,331
Impala Platinum Holdings, Ltd.(2)	133,586	556,602
Imperial Logistics, Ltd.	130,900	191,229
Investec, Ltd.	156,600	296,599
JSE, Ltd.	45,700	262,499
Kumba Iron Ore, Ltd.(2)	22,200	346,159
Liberty Holdings, Ltd.	67,700	249,428
Life Healthcare Group Holdings, Ltd.	709,548	732,896
Massmart Holdings, Ltd.(1)(2)	48,804	74,234
Momentum Metropolitan Holdings	554,133	483,702
Motus Holdings, Ltd.(1)	130,900	199,886
Mr Price Group, Ltd.	188,400	1,195,548
MTN Group, Ltd.(2)	1,173,530	3,146,652
MultiChoice Group, Ltd.(1)	74,460	353,849
Murray & Roberts Holdings, Ltd.	689,700	217,246
Nampak, Ltd.(1)	677,282	36,843
Naspers, Ltd., Class N	70,060	9,956,533
Nedbank Group, Ltd.	111,997	520,439
Netcare, Ltd.	659,100	552,763
Ninety One, Ltd.(1)	78,300	150,379
Northam Platinum, Ltd.(1)	298,659	1,139,501
Oceana Group, Ltd.	53,675	165,747
Pick’n Pay Stores, Ltd.	213,731	724,680
Rand Merchant Investment Holdings, Ltd.	449,000	557,590
Redefine Properties, Ltd.	1,959,096	259,176
Remgro, Ltd.	140,505	960,624
Reunert, Ltd.	401,800	980,606
RMB Holdings, Ltd.	273,400	747,570
Sanlam, Ltd.	499,901	1,423,530
Santam, Ltd.	27,610	412,514
Sappi, Ltd.(1)	474,287	560,511
Sasol, Ltd.(1)	243,659	504,731
Shoprite Holdings, Ltd.	392,447	2,753,964
Sibanye Stillwater, Ltd.(1)	1,116,045	1,408,355
SPAR Group, Ltd. (The)	79,260	802,311
Standard Bank Group, Ltd.(2)	284,319	1,627,192
Steinhoff International Holdings NV(1)	1,020,600	56,601
Telkom SA SOC, Ltd.	333,000	379,031
Tiger Brands, Ltd.	171,187	1,773,195
Truworths International, Ltd.	299,341	419,541
Vodacom Group, Ltd.	444,200	2,902,685
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	501,007
Woolworths Holdings, Ltd.	355,542	547,998

		$67,175,571

South Korea — 6.3%
AMOREPACIFIC Corp.	7,213	$989,170
AMOREPACIFIC Group	19,571	883,435
BNK Financial Group, Inc.	55,807	202,524
Bukwang Pharmaceutical Co., Ltd.(2)	50,526	1,049,903
Cell Biotech Co., Ltd.	7,242	80,306
Celltrion, Inc.(1)	14,849	2,761,935

Security	Shares	Value
Chabiotech Co., Ltd.(1)	12,772	$158,139
Cheil Worldwide, Inc.	38,050	493,079
CJ CheilJedang Corp.	3,500	618,206
CJ Corp.	7,083	372,972
CJ ENM Co., Ltd.	1,122	94,868
CJ Logistics Corp.(1)	4,378	485,553
Coway Co., Ltd.	11,460	542,101
Daelim Industrial Co., Ltd.	6,870	411,932
Daesang Corp.	29,700	410,608
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	143,102
Daewoo Industrial Development Co., Ltd.(1)	3,501	3,854
DB Insurance Co., Ltd.	9,442	267,543
Dong-A ST Co., Ltd.	5,069	333,494
Doosan Co., Ltd.	4,167	112,928
Doosan Solus Co., Ltd.(1)	7,681	114,960
E-MART, Inc.(2)	1,921	166,648
Green Cross Corp.	2,863	320,701
Green Cross Holdings Corp.	9,800	160,325
GS Engineering & Construction Corp.	30,870	512,905
GS Holdings Corp.	31,922	962,342
Hana Financial Group, Inc.	25,088	471,996
Hanjin Kal Corp.	8,977	543,274
Hanjin Transportation Co., Ltd.	10,500	261,842
Hankook Tire and Technology Co., Ltd.	27,617	436,118
Hanmi Pharm Co., Ltd.	3,223	686,516
Hanmi Science Co., Ltd.	22,940	502,885
Hanwha Corp.	27,900	345,852
Hanwha Solutions Corp.	65,820	715,834
HDC Holdings Co., Ltd.	11,087	66,801
HDC Hyundai Development Co-Engineering & Construction, Class E(2)	15,492	196,966
Helixmith Co., Ltd.(1)(2)	8,082	450,538
Hotel Shilla Co., Ltd.	8,537	488,541
Hyosung Corp.	7,385	368,050
Hyosung TNC Co., Ltd.	2,316	208,660
Hyundai Department Store Co., Ltd.	5,600	269,280
Hyundai Engineering & Construction Co., Ltd.	22,703	506,308
Hyundai Glovis Co., Ltd.	7,328	542,287
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	265,340
Hyundai Mobis Co., Ltd.	11,118	1,537,928
Hyundai Motor Co.	27,290	1,966,013
Hyundai Steel Co.	18,270	267,114
InBody Co., Ltd.	11,574	148,258
Industrial Bank of Korea	44,000	268,845
Kangwon Land, Inc.	25,384	409,059
KB Financial Group, Inc.	58,207	1,637,015
Kia Motors Corp.	49,362	1,039,016
KIWOOM Securities Co., Ltd.	5,067	288,356
Korea Electric Power Corp.(1)	106,430	1,661,909
Korea Gas Corp.	15,047	263,493
Korea Investment Holdings Co., Ltd.	10,700	431,389
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	113,367
Korea Zinc Co., Ltd.	4,095	1,191,717
Korean Air Lines Co., Ltd.(1)	18,577	281,138

Security	Shares	Value
Korean Reinsurance Co.	52,474	$313,090
KT&G Corp.(2)	35,358	2,164,873
Kumho Petrochemical Co., Ltd.	4,900	258,677
LG Chem, Ltd.	10,047	2,488,456
LG Corp.	25,077	1,214,730
LG Display Co., Ltd.(1)	33,200	298,314
LG Electronics, Inc.	9,019	354,608
LG Hausys, Ltd.	4,611	132,545
LG Household & Health Care, Ltd.	2,514	2,302,793
LG Uplus Corp.	92,650	813,959
Lotte Chemical Corp.	6,301	989,180
Lotte Corp.	5,150	100,878
LOTTE Fine Chemical Co., Ltd.	10,800	272,950
Lotte Shopping Co., Ltd.	4,018	245,704
LS Corp.	7,030	165,194
LS Industrial Systems Co., Ltd.	4,500	126,154
Macrogen, Inc.(1)(2)	13,950	466,101
Medy-Tox, Inc.	2,760	439,085
Mirae Asset Daewoo Co., Ltd.	19,799	84,721
Naver Corp.	15,655	2,176,584
NCsoft Corp.	5,300	2,828,633
NH Investment & Securities Co., Ltd.	51,222	374,857
Nong Shim Co., Ltd.	1,100	259,980
Orion Corp. of Republic of Korea	7,895	745,916
Osstem Implant Co., Ltd.(1)	12,166	280,247
POSCO	8,290	1,090,863
Posco International Corp.	10,502	97,254
S-Oil Corp.(2)	12,214	567,411
S1 Corp.	5,530	364,939
Samsung Biologics Co., Ltd.(1)(5)	2,064	808,986
Samsung C&T Corp.	7,152	521,857
Samsung Electro-Mechanics Co., Ltd.	6,216	492,548
Samsung Electronics Co., Ltd.	190,432	7,404,279
Samsung Fire & Marine Insurance Co., Ltd.	4,963	627,683
Samsung SDI Co., Ltd.	2,821	549,221
Samsung Securities Co., Ltd.	14,212	340,487
Seegene, Inc.(2)	16,000	1,454,712
Shinhan Financial Group Co., Ltd.	67,570	1,580,746
Shinsegae, Inc.	2,179	386,394
SK Chemicals Co., Ltd.	6,265	432,451
SK Holdings Co., Ltd.	6,366	870,773
SK Hynix, Inc.(2)	24,169	1,633,921
SK Innovation Co., Ltd.(2)	20,651	1,461,177
SK Telecom Co., Ltd.	15,626	2,272,738
Woori Financial Group, Inc.	20,809	129,464
Yuhan Corp.	4,930	922,465
Zyle Motor Sales Corp.(1)	4,895	4,624

		$75,398,460

Security	Shares	Value
Sri Lanka — 0.7%
Access Engineering PLC(3)	1,978,107	$133,039
Ceylon Tobacco Co. PLC(3)	96,609	496,401
Chevron Lubricants Lanka PLC(3)	1,378,614	370,223
Commercial Bank of Ceylon PLC(3)	2,649,856	823,416
DFCC Bank PLC(3)	648,984	204,919
Dialog Axiata PLC(3)	15,786,381	671,412
Distilleries Co. of Sri Lanka PLC(3)	1,837,926	120,303
Hatton National Bank PLC(3)	1,675,973	891,744
Hemas Holdings PLC(3)	1,238,637	368,277
John Keells Holdings PLC(3)	3,931,901	2,274,785
Melstacorp PLC(3)	6,203,001	743,960
National Development Bank PLC(3)	1,519,308	500,521
Nations Trust Bank PLC(3)	979,263	300,364
Nestle Lanka PLC(3)	15,593	79,801
Sampath Bank PLC(3)	941,836	565,706
Teejay Lanka PLC(3)	1,870,121	222,042

		$8,766,913

Taiwan — 5.9%
Advantech Co., Ltd.	35,963	$296,323
ASE Technology Holding Co., Ltd.	133,247	258,102
Asia Cement Corp.	291,967	379,076
Asustek Computer, Inc.	50,174	339,724
Catcher Technology Co., Ltd.	62,100	397,245
Cathay Financial Holding Co., Ltd.	654,151	761,329
Cathay Real Estate Development Co., Ltd.	346,500	196,817
Chang Hwa Commercial Bank, Ltd.	704,591	444,825
Cheng Shin Rubber Industry Co., Ltd.	1,026,010	1,041,679
Chicony Electronics Co., Ltd.	61,318	153,095
China Airlines, Ltd.	940,963	204,971
China Development Financial Holding Corp.	917,368	224,769
China Life Insurance Co., Ltd.(1)	519,639	287,412
China Petrochemical Development Corp.	1,057,199	253,875
China Steel Corp.	2,010,542	1,259,418
Chipbond Technology Corp.	134,000	216,995
Chong Hong Construction Co., Ltd.	165,761	409,748
Chunghwa Telecom Co., Ltd.	1,428,577	5,064,711
Clevo Co.	206,579	196,035
Compal Electronics, Inc.	465,000	265,420
CTBC Financial Holding Co., Ltd.	1,733,273	1,020,619
Delta Electronics, Inc.	82,356	325,950
E.Sun Financial Holding Co., Ltd.	899,954	718,393
Eternal Materials Co., Ltd.	388,561	289,332
EVA Airways Corp.	1,218,334	355,505
Evergreen Marine Corp.(1)	1,295,283	394,226
Far Eastern Department Stores, Ltd.	842,642	601,637
Far Eastern New Century Corp.	688,313	511,853
Far EasTone Telecommunications Co., Ltd.	1,012,776	2,114,896
Feng Hsin Steel Co., Ltd.	172,000	261,868
First Financial Holding Co., Ltd.	693,911	448,406
Formosa Chemicals & Fibre Corp.	492,278	1,084,050
Formosa Petrochemical Corp.	985,153	2,630,213

Security	Shares	Value
Formosa Plastics Corp.	607,724	$1,503,278
Formosa Taffeta Co., Ltd.	545,000	551,338
Foxconn Technology Co., Ltd.	96,305	156,837
Fubon Financial Holding Co., Ltd.	650,833	804,447
Giant Manufacturing Co., Ltd.	228,093	1,007,703
Great Wall Enterprise Co., Ltd.	211,329	257,976
Highwealth Construction Corp.	325,556	433,978
Hiwin Technologies Corp.	200,088	1,316,038
Hon Hai Precision Industry Co., Ltd.	506,806	1,166,802
Hotai Motor Co., Ltd.	98,000	1,582,456
Hua Nan Financial Holdings Co., Ltd.	565,636	336,499
Huaku Development Co., Ltd.	187,010	509,704
Inventec Corp.	290,179	222,509
King Yuan Electronics Co., Ltd.	198,700	197,283
Largan Precision Co., Ltd.	5,042	636,650
Lite-On Technology Corp.	216,048	293,911
MediaTek, Inc.	74,664	801,386
Mega Financial Holding Co., Ltd.	1,043,240	979,602
Merida Industry Co., Ltd.	219,907	804,213
Mitac Holdings Corp.	215,376	192,293
Nan Kang Rubber Tire Co., Ltd.	511,819	662,788
Nan Ya Plastics Corp.	1,010,162	1,817,453
Nanya Technology Corp.	119,165	209,728
Novatek Microelectronics Corp., Ltd.	50,479	284,611
Oriental Union Chemical Corp.	453,200	212,023
Pegatron Corp.	125,486	239,460
Phison Electronics Corp.	20,692	167,317
Pou Chen Corp.	1,496,764	1,265,093
Powertech Technology, Inc.	98,725	279,590
President Chain Store Corp.	383,030	3,580,861
Radiant Opto-Electronics Corp.	68,350	176,871
Realtek Semiconductor Corp.	27,542	197,721
Ruentex Development Co., Ltd.	243,743	306,906
Ruentex Industries, Ltd.	147,016	336,828
Sanyang Motor Co., Ltd.	1,509,000	964,952
Shin Kong Synthetic Fibers Corp.	965,996	318,612
Simplo Technology Co., Ltd.	12,652	110,120
Sino-American Silicon Products, Inc.	26,857	68,748
SinoPac Financial Holdings Co., Ltd.	721,980	263,093
Synnex Technology International Corp.	117,569	143,693
Tainan Spinning Co., Ltd.	1,445,010	388,718
Taishin Financial Holding Co., Ltd.	707,280	272,277
Taiwan Business Bank	1,087,253	346,027
Taiwan Cement Corp.	875,492	1,137,013
Taiwan Cooperative Financial Holding Co., Ltd.	649,222	392,063
Taiwan Mobile Co., Ltd.	671,464	2,217,041
Taiwan Semiconductor Manufacturing Co., Ltd.	679,747	6,119,294
Taiwan Tea Corp.	382,711	160,193
Tatung Co., Ltd.(1)	1,214,645	783,741
Teco Electric & Machinery Co., Ltd.	989,000	785,535
Tong Yang Industry Co., Ltd.	379,826	399,132
Tripod Technology Corp.	66,979	208,354
TSRC Corp.	271,887	130,291
TTY Biopharm Co., Ltd.	229,780	468,800
U-Ming Marine Transport Corp.	202,000	172,838

Security	Shares	Value
Uni-President Enterprises Corp.	2,520,888	$5,456,253
United Microelectronics Corp.	532,323	238,673
Vanguard International Semiconductor Corp.	97,544	189,079
Walsin Lihwa Corp.	1,085,980	392,173
Wan Hai Lines, Ltd.	339,570	153,411
WPG Holdings Co., Ltd.	231,285	270,735
Yageo Corp.	14,362	128,976
YFY, Inc.	866,414	329,353
Yieh Phui Enterprise Co., Ltd.	1,118,348	287,045
Yuanta Financial Holding Co., Ltd.	1,278,289	652,636

		$70,849,539

Thailand — 2.8%
Advanced Info Service PCL(8)	323,800	$1,963,237
Airports of Thailand PCL(8)	1,286,600	1,980,283
AP Thailand PCL(8)	4,609,660	531,565
Bangkok Bank PCL(8)	143,700	438,737
Bangkok Dusit Medical Services PCL(8)	3,710,000	2,124,332
Bangkok Expressway & Metro PCL(8)	3,422,254	805,382
Banpu PCL(8)	695,700	110,660
BEC World PCL(1)(8)	979,400	95,579
Berli Jucker PCL(8)	497,900	607,433
Bumrungrad Hospital PCL(8)	490,900	1,699,413
Central Pattana PCL(8)	972,200	1,248,245
Charoen Pokphand Foods PCL(8)	781,700	575,717
CP ALL PCL(8)	836,500	1,546,347
Electricity Generating PCL(8)	229,400	1,607,100
Hana Microelectronics PCL(8)	1,416,900	982,405
Home Product Center PCL(8)	1,565,760	524,194
Indorama Ventures PCL(8)	1,028,571	665,773
Intouch Holdings PCL(8)	380,471	576,157
IRPC PCL(8)	4,225,800	271,873
Italian-Thai Development PCL(8)	4,014,629	91,732
Kasikornbank PCL(8)	293,700	816,851
Kiatnakin Bank PCL(8)	306,200	360,369
Krung Thai Bank PCL(8)	1,610,225	555,231
Land & Houses PCL(6)(8)	896,600	180,951
Major Cineplex Group PCL(8)	413,100	168,980
Minor International PCL(8)	3,179,761	1,628,402
Precious Shipping PCL(1)(8)	933,750	71,467
PTT Exploration & Production PCL(8)	370,516	754,105
PTT Global Chemical PCL(8)	362,805	333,980
PTT PCL(8)	2,284,700	2,112,206
Quality House PCL(8)	9,121,583	515,220
Ratch Group PCL(8)	578,300	1,001,677
Siam Cement PCL(8)	126,211	1,238,357
Siam City Cement PCL(8)	84,087	303,188
Siam Commercial Bank PCL(8)	71,800	151,018
Sino-Thai Engineering & Construction PCL(8)	659,000	226,100
SVI PCL(8)	1,450,800	85,415
Thai Airways International PCL(1)(8)	1,290,500	126,767
Thai Beverage PCL(8)	2,063,400	872,918
Thai Oil PCL(8)	182,400	168,657
Thai Union Group PCL(8)	832,192	345,520

Security	Shares	Value
TMB Bank PCL(8)	5,321,200	$142,465
Total Access Communication PCL(8)	496,800	614,241
TPI Polene PCL(8)	7,635,500	257,756
True Corp. PCL(8)	5,370,482	512,157
TTW PCL(8)	2,734,100	1,051,358
WHA Corp. PCL(8)	2,277,900	152,227

		$33,193,747

Tunisia — 0.5%
Attijari Bank	54,723	$531,551
Banque de Tunisie	160,285	423,959
Banque Internationale Arabe de Tunisie	23,438	897,570
Banque Nationale Agricole(1)	95,011	308,243
Carthage Cement(1)	469,841	183,395
Euro Cycles SA	38,028	193,373
Poulina Group	173,437	780,976
Societe d’Articles Hygieniques SA(1)	120,815	386,924
Societe Frigorifique et Brasserie de Tunis SA	162,408	1,037,680
Telnet Holding	121,453	294,392
Union Internationale de Banques SA	79,769	497,935

		$5,535,998

Turkey — 1.3%
Akbank T.A.S.(1)	443,062	$372,034
Aksa Akrilik Kimya Sanayii AS	307,877	294,108
Anadolu Efes Biracilik ve Malt Sanayii AS	100,628	260,731
Arcelik AS(1)	237,544	483,872
Aselsan Elektronik Sanayi Ve Ticaret AS	81,226	287,902
Aygaz AS	246,420	311,373
BIM Birlesik Magazalar AS	143,065	1,086,310
Coca-Cola Icecek AS	53,519	284,053
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,648,425	466,487
Enerjisa Enerji AS(5)	570,637	583,514
Enka Insaat ve Sanayi AS	525,802	494,130
Eregli Demir ve Celik Fabrikalari TAS	721,814	817,892
Ford Otomotiv Sanayi AS	94,432	701,236
Haci Omer Sabanci Holding AS	297,539	335,456
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	259,353	314,495
Is Gayrimenkul Yatirim Ortakligi AS(1)	1,636,516	312,833
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,222,022	351,180
KOC Holding AS	291,060	588,536
Koza Altin Isletmeleri AS(1)	46,092	425,258
Migros Ticaret AS(1)	66,613	227,507
Petkim Petrokimya Holding AS(1)	526,349	240,706
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	272,533
Soda Sanayii AS	166,303	128,120
TAV Havalimanlari Holding AS	59,867	149,199
Tekfen Holding AS	122,106	233,660
Tofas Turk Otomobil Fabrikasi AS	140,885	349,953
Tupras-Turkiye Petrol Rafinerileri AS(1)	152,878	1,739,827
Turk Hava Yollari AO(1)	245,786	335,901
Turk Sise ve Cam Fabrikalari AS	401,274	251,049
Turk Telekomunikasyon AS(1)	323,392	327,438
Turkcell Iletisim Hizmetleri AS	777,172	1,443,513

Security	Shares	Value
Turkiye Garanti Bankasi AS(1)	458,893	$562,803
Turkiye Vakiflar Bankasi TAO, Class D(1)	303,138	211,674
Ulker Biskuvi Sanayi AS(1)	120,824	359,114
Vestel Elektronik Sanayi ve Ticaret AS(1)	193,080	307,233
Yapi ve Kredi Bankasi AS(1)	422,243	120,112

		$16,031,742

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	1,229,797	$1,534,871
Abu Dhabi National Hotels	832,200	676,812
Agthia Group PJSC	535,788	369,497
Air Arabia PJSC	2,496,580	642,363
Al Waha Capital PJSC	1,401,285	308,098
Aldar Properties PJSC	3,816,500	1,574,676
Dana Gas PJSC	3,612,782	559,423
DP World PLC	148,593	2,233,588
Dubai Investments PJSC	1,379,272	411,477
Dubai Islamic Bank PJSC	547,100	534,323
Emaar Properties PJSC	2,273,322	1,350,154
Emirates Telecommunications Group Co. PJSC	676,655	2,556,656
First Abu Dhabi Bank PJSC	1,279,895	3,300,033
RAK Properties PJSC	1,262,100	129,049
Ras Al Khaimah Co. for White Cement & Construction Materials PSC	506,049	90,585

		$16,271,605

Vietnam — 1.3%
Bank for Foreign Trade of Vietnam JSC	407,769	$1,056,966
Bank for Investment and Development of Vietnam JSC	435,010	556,753
Bao Viet Holdings	276,100	424,491
Danang Rubber JSC	277,686	169,145
Development Investment Construction Corp.	493,649	214,356
FLC Faros Construction JSC(1)	6	1
Gemadept Corp.	810,119	548,718
HAGL JSC(1)	1,003,770	107,526
Hoa Phat Group JSC(1)	2,682,218	1,890,197
KIDO Group Corp.	387,216	234,328
Kinh Bac City Development Share Holding Corp.	245,370	114,312
Masan Group Corp.(1)	359,630	743,184
PetroVietnam Drilling & Well Services JSC(1)	476,978	133,274
PetroVietnam Gas JSC	254,010	577,148
PetroVietnam Technical Services Corp.	705,772	264,894
SSI Securities Corp.	143,640	69,373
Vietjet Aviation JSC	230,164	943,031
Vietnam Construction and Import-Export JSC	304,400	313,636
Vietnam Dairy Products JSC	416,300	1,589,928
Vietnam National Petroleum Group	188,690	287,810
Vincom Retail JSC	170,213	135,530
Vingroup JSC(1)	1,334,254	4,683,661
Vinh Son - Song Hinh Hydropower JSC(1)	484,210	354,592

		$15,412,854

Total Common Stocks (identified cost $1,232,403,203)		$1,198,157,162

Rights(1) — 0.0%(4)

Security	Shares	Value
Banque Nationale Agricole, Exp. 4/15/49	35	$3
Drepturi De Preferint	322,130	140
Euro Cycles SA, Exp. 7/1/49	1	1
Telnet Holding, Exp. 7/1/49	2	0

Total Rights (identified cost $0)		$144

Short-Term Investments — 0.7%

Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(9)	8,699,494	$8,699,494

Total Short-Term Investments (identified cost $8,699,494)		$8,699,494

Total Investments — 100.6% (identified cost $1,241,102,697)		$1,206,856,800

Other Assets, Less Liabilities — (0.6)%		$(7,745,542)

Net Assets — 100.0%		$1,199,111,258

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $38,638,920 and the total market value of the collateral received by the Fund was $40,004,318, comprised of cash of $8,699,494 and U.S. government and/or agencies securities of $31,304,824.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Amount is less than 0.05%.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $11,023,785 or 0.9% of the Fund’s net assets.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities is $17,028,016 or 1.4% of the Fund’s net assets.

(7)	Securities are traded on separate exchanges for the same entity.

(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(9)	Represents investment of cash collateral received in connection with securities lending.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	11.7%	$140,844,074
United States Dollar	9.5	114,538,564
South Korean Won	6.3	75,398,460
New Taiwan Dollar	5.9	70,849,539
South African Rand	5.5	65,801,891
Indian Rupee	5.4	64,458,657
Mexican Peso	5.3	63,484,530
Brazilian Real	4.5	53,653,189
Malaysian Ringgit	3.0	36,119,889
Saudi Riyal	2.9	34,546,780
Philippine Peso	2.9	34,295,914
Euro	2.8	33,939,987
Indonesian Rupiah	2.8	33,889,966
Polish Zloty	2.8	33,061,002
Thai Baht	2.7	32,320,829
Chinese Yuan Renminbi	2.4	28,968,143
Chilean Peso	2.1	24,864,510
Kuwaiti Dinar	1.8	21,575,441
Russian Ruble	1.7	19,822,767
United Arab Emirates Dirham	1.4	16,852,993
New Turkish Lira	1.3	16,031,742
Qatari Riyal	1.3	15,999,241
Vietnamese Dong	1.3	15,412,854
Colombian Peso	1.0	12,587,310
Other currency, less than 1% each	12.3	147,538,528

Total Investments	100.6%	$1,206,856,800

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.0%	$215,855,808
Consumer Staples	12.0	143,889,087
Communication Services	10.8	129,693,799
Materials	10.7	128,558,909
Industrials	9.5	113,382,409
Energy	8.5	102,564,051
Consumer Discretionary	8.4	100,332,458
Utilities	6.5	78,541,582
Health Care	5.6	67,101,919
Information Technology	5.2	62,157,429
Real Estate	4.7	56,079,855
Short-Term Investments	0.7	8,699,494

Total Investments	100.6%	$1,206,856,800

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at March 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$10,991,756	$549,522,340		$19,489,694	$580,003,790
Emerging Europe	8,608,257	176,753,594		0	185,361,851
Latin America	172,510,865	26,040,392		0	198,551,257
Middle East/Africa	6,999,833	208,094,690		19,145,741	234,240,264
Total Common Stocks	$199,110,711	$960,411,016	*	$38,635,435	$1,198,157,162
Rights	$4	$140		$—	$144
Short-Term Investments	8,699,494	—		—	8,699,494
Total Investments	$207,810,209	$960,411,156		$38,635,435	$1,206,856,800

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks	Total
Balance as of June 30, 2019	$1,364,965	$1,364,965
Realized gains (losses)	(5,210,485)	(5,210,485)
Change in net unrealized appreciation (depreciation)	(8,004,038)	(8,004,038)
Cost of purchases	652,669	652,669
Proceeds from sales	(18,795,051)	(18,795,051)
Transfers to Level 3(1)	68,627,375	68,627,375
Transfers from Level 3(1)	—	—

Balance as of March 31, 2020	$38,635,435	$38,635,435

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2020	$(14,848,246)	$(14,848,246)

(1)

Transferred into Level 3 as a result of the unavailability of quoted market prices in an active market and other significant observable valuation inputs primarily due to the closure of local stock exchanges in Bangladesh, Jordan, Mauritius and Sri Lanka.

Level 3 securities were fair valued based on valuations from a third-party pricing service, current market inputs and liquidity discounts due to market closures.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.